Reporting Segments - Schedule of Group Operates in Two Main Geographic Areas (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 CLP ($) segment item	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Disclosure of geographical areas [line items]
Interest income	$ 1,687,502	$ 1,549,674	$ 1,773,640
Interest expense	(711,195)	(683,237)	(873,222)
Net interest income	$ 976,307	866,437	900,418
Chile [member]
Disclosure of geographical areas [line items]
Number of operating segments | item	5
Number of reporting segments | segment	1
Interest income	$ 1,324,275	1,116,943	1,245,465
Interest expense	(580,997)	(490,729)	(631,279)
Net interest income	$ 743,278	626,214	614,186
Colombia [member]
Disclosure of geographical areas [line items]
Number of reporting segments | segment	1
Interest income	$ 363,227	432,731	528,175
Interest expense	(130,198)	(192,508)	(241,943)
Net interest income	$ 233,029	$ 240,223	$ 286,232